Short Term Borrowings and Long Term Debt	12 Months Ended
Aug. 31, 2012
Short Term Borrowings and Long Term Debt [Abstract]
Short Term Borrowings and Long Term Debt
(8)      Short-Term Borrowings and Long-Term Debt

Short-term borrowings and long-term debt consists of the following at August 31 (in millions):

	2012	2011
Short-Term Borrowings -
Current maturities of loans assumed through the purchase of land and buildings; various interest rates from 5.00% to 8.75%; various maturities from 2013 to 2035	$9	$8
4.875% unsecured notes due 2013 net of unamortized discount and interest rate swap fair market value adjustment (see Note 9)	1,305	-
Other	5	5
Total short-term borrowings	$1,319	$13

Long-Term Debt -
4.875% unsecured notes due 2013 net of unamortized discount and interest rate swap fair market value adjustment (see Note 9)	$-	$1,339
5.250% unsecured notes due 2019 net of unamortized discount and interest rate swap fair market value adjustment (see Note 9)	1,030	1,011
Bridge Facility (see Note 16)	3,000	-
Loans assumed through the purchase of land and buildings; various interest rates from 5.00% to 8.75%; various maturities from 2013 to 2035	52	54
	4,082	2,404
Less current maturities	(9)	(8)
Total long-term debt	$4,073	$2,396

On July 17, 2008, the Company issued notes totaling $1.3 billion bearing an interest rate of 4.875% paid semiannually in arrears on February 1 and August 1 of each year, beginning on February 1, 2009. The notes will mature on August 1, 2013. The Company may redeem the notes, at any time in whole or from time to time in part, at its option at a redemption price equal to the greater of: (1) 100% of the principal amount of the notes to be redeemed; or (2) the sum of the present values of the remaining scheduled payments of principal and interest, discounted to the date of redemption on a semiannual basis at the Treasury Rate, plus 30 basis points, plus accrued interest on the notes to be redeemed to, but excluding, the date of redemption.  If a change of control triggering event occurs, unless the Company has exercised its option to redeem the notes, it will be required to offer to repurchase the notes at a purchase price equal to 101% of the principal amount of the notes plus accrued and unpaid interest to the date of redemption.  The notes are unsecured senior debt obligations and rank equally with all other unsecured senior indebtedness of the Company. The notes are not convertible or exchangeable.  Total issuance costs relating to this offering were $9 million, which included $8 million in underwriting fees.  The fair value of the notes as of August 31, 2012 and 2011, was $1,350 million and $1,403 million, respectively.  Fair value for these notes was determined based upon quoted market prices.

On January 13, 2009, the Company issued notes totaling $1.0 billion bearing an interest rate of 5.250% paid semiannually in arrears on January 15 and July 15 of each year, beginning on July 15, 2009. The notes will mature on January 15, 2019. The Company may redeem the notes, at any time in whole or from time to time in part, at its option at a redemption price equal to the greater of: (1) 100% of the principal amount of the notes to be redeemed; or (2) the sum of the present values of the remaining scheduled payments of principal and interest, discounted to the date of redemption on a semiannual basis at the Treasury Rate, plus 45 basis points, plus accrued interest on the notes to be redeemed to, but excluding, the date of redemption.  If a change of control triggering event occurs, unless the Company has exercised its option to redeem the notes, it will be required to offer to repurchase the notes at a purchase price equal to 101% of the principal amount of the notes plus accrued and unpaid interest to the date of redemption.  The notes are unsecured senior debt obligations and rank equally with all other unsecured senior indebtedness of the Company. The notes are not convertible or exchangeable.  Total issuance costs relating to this offering were $8 million, which included $7 million in underwriting fees.  The fair value of the notes as of August 31, 2012 and 2011, was $1,160 million and $1,173 million, respectively.  Fair value for these notes was determined based upon quoted market prices.

On August 2, 2012, the Company borrowed $3.0 billion of its available $3.5 billion variable rate 364-day bridge term loan obtained in connection with the investment in Alliance Boots.  Interest was reset monthly based upon the one-month LIBOR plus a fixed margin, paid on a monthly basis.  In fiscal 2012, interest expense on the bridge loan was $21 million, which included $18 million in one-time costs.  On September 13, 2012, the Company repaid in full all amounts borrowed under the bridge loan with a portion of the net proceeds from a public offering of $4.0 billion of notes (see Note 16).

The Company has had no activity or outstanding balances in its commercial paper program since fiscal 2009.  In connection with the commercial paper program, the Company maintains two unsecured backup syndicated lines of credit that total $1.35 billion.  The first $500 million facility expires on July 20, 2015, and allows for the issuance of up to $250 million in letters of credit.  The second $850 million facility expires on July 23, 2017, and allows for the issuance of up to $200 million in letters of credit.  The issuance of letters of credit under either of these facilities reduces available borrowings.  The Company’s ability to access these facilities is subject to compliance with the terms and conditions of the credit facilities, including financial covenants.  The covenants require the Company to maintain certain financial ratios related to minimum net worth and priority debt, along with limitations on the sale of assets and purchases of investments.  At August 31, 2012, the Company was in compliance with all such covenants.  The Company pays a facility fee to the financing banks to keep these lines of credit active.  At August 31, 2012, there were no letters of credit issued against these credit facilities and the Company does not anticipate any future letters of credit to be issued against these facilities.